Commitments and Contingencies (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Minimum liquid reserve in escrow	$ 93		$ 93		$ 95
Restricted cash held in escrow	63		63		43
Promissory notes					52
Management fees	$ 13	$ 6	$ 30	$ 18	$ 24	$ 21